Shareholders' Equity (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 10, 2024 shares	Jun. 07, 2024 USD ($) shares	Apr. 16, 2024 shares	Jul. 26, 2023 ₪ / shares shares	Apr. 28, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2024 $ / shares shares	Jul. 26, 2023 $ / shares	Sep. 03, 2019 ₪ / shares shares	Sep. 03, 2019 $ / shares shares
Shareholders' Equity [Line Items]
Ordinary shares, par value | (per share)				₪ 0.01				₪ 0.01			₪ 0.01	$ 0.01
Common stock vote						one
Warrants to purchase		5,046,990		2,142,858
Aggregate Offering Price (in Dollars) | $		$ 100,000
Percentage of gross proceeds		2.50%
Gross consideration value (in Dollars) | $		$ 38,800
Net consideration value (in Dollars) | $		$ 37,800
Purchase ordinary shares exercised		936,383
Purchase ordinary shares		706,290
Common stock share issued							57,778,628	63,762,001	63,762,001
Ordinary shares reserved								3,204,251	3,204,251
Unrecognized share-based compensation expense (in Dollars) | $						$ 9,602
Average remaining vesting period						1 year 7 months 17 days
Employees, officers awards to purchase						535,460
Average exercise price per share (in Dollars per share) | $ / shares									$ 8.38
Stock options term						10 years
Percentage of granted options vested						25.00%
Exercised shares	190,000
Expense of attributable to RSUs (in Dollars) | $							$ 1,630
Warrant [Member]
Shareholders' Equity [Line Items]
Ordinary shares purchased				2,100,000
Purchase price per share (in Dollars per share) | $ / shares										$ 14
Warrants exercise price per share (in Dollars per share) | $ / shares										$ 19
USARAD Holding Inc. [Member]
Shareholders' Equity [Line Items]
Additional ordinary shares issued					255,392
Additional ordinary shares amount issued (in Dollars) | $					$ 1,561
Nanox AI [Member]
Shareholders' Equity [Line Items]
Granted employees shares						10,193
Nanox AI [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
Ordinary shares purchased				2,142,858
RSUs [Member]
Shareholders' Equity [Line Items]
Purchase ordinary shares exercised						936,383
Restricted stock unit	38,960		190,000
Granted employees shares						535,460
RSUs [Member] | Nanox AI [Member]
Shareholders' Equity [Line Items]
Granted employees shares						57,286
Board of Directors [Member]
Shareholders' Equity [Line Items]
Ordinary shares consideration (in Dollars) | $		$ 1,561
Common stock share issued											8,041,936	8,041,936
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares consideration (in Dollars) | $		$ 1,670
Common Stock [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
Common stock share issued											2,303,894	2,303,894
Common Stock [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Common stock share issued											10,345,830	10,345,830